Label	Element	Value
Financial Assets And Liabilities Category [Member] | Derivatives Designated As Hedging Instruments Category [Member] | Swap contract [member] | Level 3 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	€ 0
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	0
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	0
Financial Assets And Liabilities Category [Member] | Derivatives Designated As Hedging Instruments Category [Member] | Swap contract [member] | Level 2 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	4,149,000,000
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	5,821,000,000
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	4,737,000,000
Financial Assets And Liabilities Category [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Swap contract [member] | Level 3 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	81,000,000
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	115,000,000
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	44,000,000
Financial Assets And Liabilities Category [Member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Swap contract [member] | Level 2 of fair value hierarchy [member]
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	42,438,000,000
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	51,584,000,000
Financial liabilities, at fair value	ifrs-full_FinancialLiabilitiesAtFairValue	€ 49,927,000,000